Note 3 - Corporate Information and Group Composition - Results of Discontinued Operations (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Aug. 19, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Revenue		$ 250,991	$ 165,056	$ 177,078
Profit (loss) before income tax		(1,053)	139,792	20,105
Profit (loss) from discontinued operation		(816)	141,742	17,161
Exchange differences on translation of discontinued operations		(0)	(2,936)	(7)
Other comprehensive loss from discontinued operations		(44,891)	181,217	56,075
Net cash flow from (used in) discontinued operating activities		0	65,806	(108,813)
Net cash flow used in discontinued investing activities		0	(576)	(507)
Net cash flow from (used in) discontinued financing activities		0	(44,711)	125,675
Net change in cash and cash equivalents		0	20,518	16,354
Discontinued operations [member]
Statement Line Items [Line Items]
Revenue		0	136,246	157,776
Expenses		1,053	147,822	137,671
Profit (loss) before income tax		(1,053)	(11,576)	20,105
Income tax benefit (expense)		237	1,950	(2,944)
Profit (loss) after income tax		(816)	(9,626)	17,161
Gain on sale of the subsidiary after income tax	$ 151,368	0	151,368	0
Profit (loss) from discontinued operation		(816)	141,742	17,161
Exchange differences on translation of discontinued operations	$ 2,936	0	(1,802)	(1,134)
Other comprehensive loss from discontinued operations		$ 0	$ (1,802)	$ (1,134)
Basic net income from discontinued operations per share (in dollars per share)		$ (0.00)	$ 0.60	$ 0.08
Diluted net income from discontinued operations per share (in dollars per share)		(0.00)	0.60	0.07
Discontinued operations [member] | ADS [member]
Statement Line Items [Line Items]
Basic net income from discontinued operations per share (in dollars per share)		(0.01)	1.21	0.15
Diluted net income from discontinued operations per share (in dollars per share)		$ (0.01)	$ 1.19	$ 0.15